CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 1,576	$ 4,390
Ordinary shares, shares authorized	18,000,000	18,000,000
Ordinary shares, shares issued	15,493,615	13,742,585
Ordinary shares, shares outstanding	15,493,615	13,742,585